Parent Only Financial Information	6 Months Ended
Jun. 30, 2024
Parent Only Financial Information [Abstract]
Parent only financial information
24.	Parent only financial information

The following condensed parent company financial information of Fangdd Network Group Ltd., has been prepared using the same accounting policies as set out in the accompanying Unaudited Interim Condensed Consolidated Financial Statements. As of June 30, 2024, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable shares or guarantees of Fangdd Network Group Ltd., except for those, which have been separately disclosed in the Unaudited Interim Condensed Consolidated Financial Statements.

(a)	Condensed Balance Sheets

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Assets
Current asset
Cash and cash equivalents	61,230	59,392
Total current asset	61,230	59,392
Non-current asset
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	1,592,432	1,606,304
Total non-current asset	1,592,432	1,606,304
Total assets	1,653,662	1,665,696
Liabilities
Current liability
Accrued expenses and other current liabilities	27,867	26,397
Total current liability	27,867	26,397
Total liabilities	27,867	26,397
Shareholders’ equity
Class A ordinary shares	17	17
Additional paid-in capital	5,243,416	5,243,427
Accumulated other comprehensive loss	(398,160)	(397,840)
Accumulated deficit	(3,219,478)	(3,206,305)
Total shareholders’ equity	1,625,795	1,639,299
Total liabilities and shareholders’ equity	1,653,662	1,665,696

(b)	Condensed Statements of Results of Operations

	For the Six Months Ended June 30,
	2023	2024
	RMB	RMB
General and administrative expenses	(5,188)	(5,121)
Total operating expenses	(5,188)	(5,121)
Loss from operations	(5,188)	(5,121)
Equity income of subsidiaries and the VIE and VIE’s subsidiaries	20,474	17,449
Other income:
Interest income, net	—	845
Other income, net	1,710	—
Income before income tax	16,996	13,173
Income tax expense	—	—
Net income	16,996	13,173
Accretion of Redeemable Convertible Preferred Shares	—	—
Deemed dividend to preferred shareholder	—	—
Net income attributable to ordinary shareholders	16,966	13,173

(c)	Condensed Statements of Cash Flows

	For the Six Months Ended June 30,
	2023	2024
	RMB	RMB
Net cash used in operating activities	(143,941)	(2,158)
Cash flows used in investing activities:
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	—	—
Investment in short-term investments	—	—
Proceeds from redemption of short-term investments	—	—
Net cash used in investing activities	—	—
Cash flows provided by financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	264	—
Proceeds from issuance of issuance of convertible bonds, net of issuance costs	145,064	—
Net cash provided by financing activities	145,328	—
Effect of exchange rate changes on cash and cash equivalents	1,267	320
Net increase/(decrease) in cash and cash equivalents	2,654	(1,838)
Cash and cash equivalents at the beginning of the period	22,710	61,230
Cash and cash equivalents at the end of the period	25,364	59,392